Commitments and Contingencies - Operating Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	¥ 4,754,041	¥ 14,876,505	¥ 30,636,589